Warrants (Details Narrative 3)		0 Months Ended
	Feb. 27, 2012	Jan. 25, 2012 January 2012 Warrants	Sep. 30, 2012 January 2012 Warrants	Sep. 30, 2012 June 2012 Warrants	Sep. 30, 2012 February 2012 Warrants	Feb. 29, 2012 February 2012 Warrants	Feb. 24, 2012 February 2012 Warrants	Sep. 30, 2012 March 2011Warrants	Apr. 30, 2012 The Advisory and Consulting Warrants	Nov. 30, 2011 September 2011 Warrants
Class of Warrant or Right [Line Items]
Units issued to accredited investors, Units		1,300,000
Units issued to accredited investors, (in dollars per unit)		0.5
Description of capital units		(i) one share of the Company’s common stock and (ii) a four-year warrant to purchase 0.5 shares of common stock at an exercise price of $1.00 per share, subject to adjustment upon the occurrence of certain events (the “January 2012 Warrants”).
Warrants remain outstanding			650,000					1,000,000
Exercise price (in dollars per unit)	0.60		0.5	0.4	0.2	0.40	0.40	0.6	0.6	1